SECURITIES & EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                     Securities Act of 1933 File #33-11011
                                    Form N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                         PRE-EFFECTIVE AMENDMENT NO.__
                        POST-EFFECTIVE AMENDMENT NO. 14

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                                AMENDMENT NO. 16

WM LIFE DEFERRED VARIABLE ANNUITY ACCOUNT
--------------------------------------------------------------------------------
(Exact Name of Registrant)

WM LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
(Name of Depositor)

1201 Third Avenue, Suite 600, Seattle, Washington  98001
--------------------------------------------------------------------------------
(Address of Depositor's Principal Executive Offices)

Name and Address of Agent for Service:      Copy to:
Robert Eschrich                             Frederick R. Bellamy, Esquire
WM Life Insurance Company                   Sutherland, Asbill & Brennan LLP
1201 Third Avenue, Suite 600                1275 Pennsylvania Avenue, NW
Seattle, WA  98101-3015                     Washington, DC  20004-2404

Approximate date of proposed pubic offering:
As soon as practicable after effectiveness of the Registration Statement.

     This Registrant has previously filed a declaration of indefinite registration of its shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24F-2 Notice for the year ended December 31, 1996 was filed on February 27, 1997.

     It is proposed that this filing will become effective: [ ] immediately upon filing pursuant to paragraph (b) [xx] on April 30, 1997, pursuant to paragraph
(b) [ ] 60 days after filing pursuant to paragraph (a)(i) [ ] on ____________ pursuant to paragraph (a)(i) [ ] 75 days after filing pursuant to paragraph
(a)(ii) [ ] on __________ pursuant to paragraph (a)(ii) of Rule 485.

     If appropriate, check the following box: [ ] this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

                            Registration No. 33-11011
                              CROSS REFERENCE SHEET

                  Showing Location in Part A (Prospectus) and
                  Part B (Statement of Additional Information)
                 of Registration Statement Required by Form N-4

Item of From N-4                           Prospectus Caption
----------------                           ------------------
1.   Cover Page                            Cover Page

2.   Definitions                           Glossary

3.   Synopsis                              Introduction

4.   Condensed Financials
     (a) Chart                             Not applicable
     (b) MM Yield                          Not applicable
     (c) Location of others                Financial Statements

5.   General
     (a) Depositor                         WM Life Insurance Company
     (b) Registrant                        Variable Account
     (c) Portfolio Company                 Composite Deferred Series, Inc.
                                           Scudder Variable Life Investment Fund
     (d) Fund Prospectus                   Composite Deferred Series, Inc.
                                           Scudder Variable Life Investment Fund
     (e) Voting Rights                     Voting Rights
     (f) Administrators                    Charges and Other Deductions -
                                           Contract Maintenance Charge

6.   Deductions & Expenses
     (a) General                           Charges and Other Deductions
     (b) Sales Load %                      Contingent Deferred Sales Charge
     (c) Special Purchase Plans            N/A
     (d) Commissions                       Sales Commissions
     (e) Expenses - Registrant             Variable Account Expenses
     (f) Fund Expenses                     Composite Deferred Series, Inc.
                                           Expenses
                                           Scudder Variable Life Investment Fund
                                           Expenses
     (g) Organizational Expenses           N/A

7.   Contracts
     (a)  Persons with Rights              The Contracts; Benefits; Income
                                           Payments; Voting Rights; Assignments;
                                           Beneficiaries; Contract Owners
     (b)  (i)  Allocation of               Allocation of Purchase Payments
               Purchase Payments
         (ii)  Transfers                   Transfers
        (iii)  Exchanges                   N/A
     (c)  Changes                          Modification
     (d)  Inquiries                        Customer Inquiries
8.   Annuity Period                        Income Payments
     (a)  Material Factors                 N\A
     (b)  Dates                            N\A
     (c)  Frequency, duration & level      N\A
     (d)  AIR                              N\A
     (e)  Minimum                          N\A
     (f)  - Change Options                 Transfers
          - Transfer
9.   Death Benefit                         Death Benefits
10.  Purchase & Contract Value
     (a)  Purchases                        Purchase of Contracts; Crediting of
                                           Purchase Payments
     (b)  Valuation                        Value of Variable Account
                                           Accumulation Units
     (c)  Daily Calculation                Value of Variable Account
                                           Accumulation Units; Allocation of
                                           Purchase Payments
     (d)  Underwriter                      Murphey Favre, Inc.

11.  Redemptions
     (a)  - By Owners                      Surrenders and Withdrawals
     (b)  - By Annuitant                   Annuity Option 3
     (c)  Texas ORP                        N/A
     (d)  Lapse                            N/A
     (e)  Free Look                        Introduction

12.  Taxes                                 Federal Tax Matters

13.  Legal Proceedings                     N/A

14.  SAI Contents                          SAI Table of Contents

15.  Cover Page                            Cover Page

16.  Table of Contents                     Table of Contents

17.  General Information & History
     (a)  Depositor's Name                 WM Life Insurance Company
     (b)  Assets of Sub-Account            Variable Account
     (c)  Control of Depositor             WM Life Insurance Company

18.  Services
     (a)  Fees & Expenses of Registrant    Contract Maintenance Charge
     (b)  Management Contracts             Contract Maintenance Charge - Sales
                                           Commission
     (c)  Custodian                        SAI:  Safekeeping of Variable
                                           Account's Assets
          Independent Public               SAI:  Independent Auditors
          Accountants
     (d)  Assets of Registrant             SAI:  Safekeeping of Variable Account
                                           Assets
     (e)  Affiliated Persons               N/A
     (f)  Principal Underwriter            Murphey Favre, Inc.

19.  Purchase of Securities Being Offered
     (a)  Offering                         SAI:  Purchase of Contracts
     (b)  Sales load                       SAI:  Sales Commissions

20.  Underwriters
     (a)  Principal Underwriter            SAI:  Murphey Favre, Inc.
     (b)  Continuous offering              SAI:  Purchase of Contracts
     (c)  Commissions                      SAI:  Sales Commissions; Murphey
                                           Favre, Inc.
     (d)  Unaffiliated Underwriters        N/A

21.  Calculation of Yield Quotations       SAI:  Money Market Yield Calculation
     of Money Market Sub-Account

22.  Annuity Payments                      SAI:  Income Payments

23.  Financial Statements
     (a)  Financial Statements             WM Life Deferred Variable Annuity
          of Registrant                    Account Financial Statements
     (b)  Financial Statements             WM Life Insurance Company and
          of Depositor                     subsidiary Financial Statements

24a. Financial Statements                  Part C:  Financial Statements

24b. Exhibits                              Part C:  Exhibits

25.  Directors and Officers                Part C:  Directors & Officers of
                                           Depositor

26.  Persons Controlled By or              Part C:  Persons Controlled By or
     Under Common Control with             Under Common Control with Depositor
     Depositor or Registrant               or Registrant.

27.  Number of Contract Owners             Part C:  Number of Contract Owners

28.  Indemnification                       Part C:  Indemnification

29a. Relationship of Principal             Part C:  Relationship of Principal
     Underwriter to Other                  Underwriter to Other Investment
     Companies                             Companies

29b. Principal Underwriters                Part C:  Principal Underwriters

29c. Compensation of Underwriter           Part C:  Compensation of Murphey
                                           Favre

30.  Location of Accounts & Records        Part C:  Location of Accounts &
                                           Records

31.  Management Services                   Part C:  Management Services

32.  Undertakings                          Part C:  Undertakings

                   WM LIFE DEFERRED VARIABLE ANNUITY ACCOUNT
        INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACTS
                                   offered by
                           WM LIFE INSURANCE COMPANY
                          1201 THIRD AVENUE, SUITE 600
                             SEATTLE, WA 98101-3015


     This Prospectus describes the Flexible Premium Deferred Variable Annuity Contract ("Contract") offered by WM Life Insurance Company ("Company"). Murphey Favre, Inc. ("Murphey Favre") or other authorized representatives ("Distributor") are the distributor of the Contracts. Both the Company and Murphey Favre are direct subsidiaries of Washington Mutual, Inc. and are affiliates of Washington Mutual Bank and Washington Mutual, a Federal Savings Bank.
     The Contract is primarily designed to aid you in long-term financial planning and generally can be used for retirement planning regardless of whether your plan qualifies for special federal income tax treatment. It has the flexibility to allow you to shape an annuity to fit your particular needs. Under the Contract you can allocate your cash value to the WM Life Deferred Variable Annuity Account ("Variable Account"), where it will reflect the investment experience of one or more selected mutual fund portfolios, or to the Fixed Account, where it will earn at least a guaranteed minimum rate.
     This Prospectus is a concise statement of the relevant information about the Variable Account which you should know before making a decision to purchase the Contract.
     The Company has prepared and filed a Statement of Additional Information dated April 30, 1997, with the Securities and Exchange Commission. If you wish to receive the Statement of Additional Information, you may obtain a free copy by calling or writing Murphey Favre or the Company at the address above. Before ordering, you may wish to review the Table of Contents of the Statement of Additional Information on page 12 of this Prospectus. The Statement of Additional Information has been incorporated by reference into this Prospectus. This Prospectus and the Statement of Additional Information generally describe only the variable portion of the Contract.

 This Prospectus is valid only when accompanied by current prospectuses for the Composite Deferred Series, Inc. and the Scudder Variable Life Investment Fund.
          Contract Owners may have voting rights in those mutual funds.


   Contracts are not deposits or  obligations  of, or endorsed or guaranteed by, any bank, nor are they federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Contracts involve certain investment risks including possible loss of principal amount invested.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
       EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION
 PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                       THE CONTRARY IS A CRIMINAL OFFENSE.


    Please Read This Prospectus Carefully and Retain It For Future Reference
                  The Date Of This Prospectus Is April 30, 1997


                 The Contracts Are Not Available In All States.

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN
  OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                                TABLE OF CONTENTS

                                                                        PAGE
GLOSSARY .................................................................1

INTRODUCTION .............................................................2

CONDENSED FINANCIAL INFORMATION...........................................4

FINANCIAL STATEMENTS......................................................4


WM LIFE INSURANCE COMPANY
  AND THE VARIABLE ACCOUNT ...............................................5
    WM Life Insurance Company ............................................5
    Murphey Favre, Inc. ..................................................5
    The Variable Account .................................................5
    Composite Deferred Series, Inc........................................5
    Scudder Variable Life Investment Fund ................................5


VOTING RIGHTS ............................................................6

THE CONTRACTS ............................................................6
    Purchase of the Contracts.............................................6
    Crediting of Purchase Payments .......................................6
    Allocation of Purchase Payments ......................................6
    Value of Variable Account
      Accumulation Units..................................................6
    Transfers.............................................................6
    Surrenders and Withdrawals............................................7
    Contracts Issued Prior to
      or on February 15, 1995 ............................................7


CHARGES AND OTHER DEDUCTIONS .............................................7
    Deductions from Purchase Payments ....................................7
    Contract Maintenance Charge ..........................................7
    Mortality and Expense Risk Charge ....................................8
    Contingent Deferred Sales Charge......................................8
    Sales Commission .....................................................8
    Taxes ................................................................8
    Composite Deferred Series, Inc.,
      Expenses ...........................................................8
    Scudder Variable Life Investment Fund
      Expenses ...........................................................8

ANNUITY PAYMENTS..........................................................8
  Annuity Date ...........................................................8
    Annuity Options ......................................................9
    Fixed Annuity Payments ...............................................9


PERFORMANCE DATA .........................................................9

GENERAL MATTERS .........................................................10
    Contract Owner ......................................................10
    Beneficiary .........................................................10
    Death Benefits  .....................................................10
    Required Distributions ..............................................10
    Delay of Payments ...................................................11
    Assignments..........................................................11
    Modifications .......................................................11
    Customer Inquiries ..................................................11

FEDERAL TAX MATTERS  ....................................................11
  Introduction ..........................................................11
    Taxation of Annuities in General ....................................11
    Other Considerations ................................................12

STATEMENT OF ADDITIONAL INFORMATION .....................................12
  Table of Contents .....................................................12

This Prospectus generally describes only the Contracts and the Variable Account, and not the Fixed Account. The Statement of Additional Information contains more information regarding the Fixed Account.

                                    GLOSSARY



Accumulation Unit - An accounting unit used to calculate the Contract Value prior to the Annuity Date. The Fixed Account and each Sub-Account of the Variable Account have their own distinct Accumulation Unit values.


Age - Age on last birthday.

Annuitant - A person whose life determines the duration of annuity payments involving life contingencies. "Annuitant" may include a Joint Annuitant.


Annuity Date - The date Annuity Payments are to begin under the Contract.

Annuity Payments - A series of periodic annuity payments made by the Company to the Annuitant or Beneficiary.


Beneficiary - The person to whom benefits will be paid upon the Owner's death. In the event a beneficiary is not named, the Company will treat the estate of the Contract Owner as the beneficiary.

Company - The issuer of the Contract, WM Life Insurance Company, which is a wholly owned subsidiary of Washington Mutual, Inc.

Contingent Deferred Sales Charge - The charge that may be assessed by the Company on surrender or partial withdrawals of the Contract Value.


Contract - The Flexible Premium Deferred Variable Annuity Contract that is described in this prospectus.


Contract Anniversary - An anniversary of the date that the Contract was issued to the Contract Owner.

Contract Owner ("Owner") - Unless otherwise provided by notice to the Company, the Owner is as stated in the application. The Owner may, during his or her lifetime and while this policy is in force: (a) Assign or surrender the policy;
(b) Amend the policy, with the Company's consent; (c) Exercise any right conferred by the policy; (d) Exchange the policy for another annuity policy issued by the Company, subject to the Company's requirements; (e) Within thirty days of the death of any Annuitant prior to the Annuity date, name a new Annuitant upon notice to the Company. If an Annuitant is not named in this time, the Owner will be deemed the Annuitant.

Contract Value - The sum of the value of all Accumulation Units under a Contract.

Contract Year - The year commencing on either the Issue Date or a Contract Anniversary.


Death Benefit - The amount payable to the Beneficiary on the death of the Owner so long as the death occurs on or before the Annuity Date.


Designated Beneficiary - The Internal Revenue Code may require distribution of the Contract Value to the Designated Beneficiary. This is the person who is a) the named Beneficiary, or b) if no Beneficiary is named, the Joint Owner who becomes Owner, or c) if neither of the above, the Owner's estate.

Due Proof of Death - One of the following: (a) A copy of a certified death certificate; (b) A copy of a certified decree of a court of competent jurisdiction as to the finding of death; (c) A written statement by a medical doctor who attended the deceased; (d) Any other proof satisfactory to the Company.


Eligible Portfolios - The mutual fund portfolios of the Composite Deferred Series, Inc. and the Scudder Variable Life Investment Fund which are offered by this prospectus. The Composite Deferred Series, Inc. offers three portfolios:
The Growth & Income Portfolio, the Income Portfolio and the Northwest Portfolio. Three portfolios are available from the Scudder Variable Life Investment Fund: the Capital Growth Portfolio, the International Portfolio and the Money Market Portfolio.


Fixed Account - All assets of the Company other than those in a separate investment account. Fixed Annuity - An annuity with payments having a guaranteed amount.

Investment Alternative - The Fixed Account or any of the available Sub-Accounts of the Variable Account.


Joint Annuitant - The person, along with the Annuitant, whose life determines the duration of annuity payments under a joint and last survivor annuity. The Joint Annuitant is the person who will become the Annuitant if the Annuitant dies prior to the Annuity Date.

Net Investment Factor - The factor for a particular Sub-Account used to determine the value of an Accumulation Unit in any Valuation Period.

Non-Qualified Contracts - Contracts that do not qualify for special federal income tax treatment.

Purchase Payments - The amounts paid by the Contract Owner to the Company.

Qualified Contracts - Contracts issued under plans that qualify for special federal income tax treatment.

Sub-Account - A sub-division of the Variable Account. Each Sub-Account invests exclusively in shares of an Eligible Portfolio.

Transfer Charge - This charge applies only to transfers from the Fixed Account. The amount of the charge is the lesser of 6% or the applicable Contingent Deferred Sales Charge on amounts transferred in excess of the 25% which may be transferred without charge under certain circumstances.

Valuation Date - Each day that the New York Stock Exchange is open for trading. Valuation Period - The period between successive Valuation Dates, commencing at the close of business of each Valuation Date (1:00 p.m. Pacific Time) and ending at the close of business of the next succeeding Valuation Date.


Variable Account - WM Life Deferred Variable Account, a separate investment account established by the Company to receive and invest the Purchase Payments paid under the Contracts.

                                  INTRODUCTION


1.  What  is the  purpose  of the  Contract?
     The Contract allows you to accumulate funds at rates that reflect the investment performance of one or more mutual fund portfolios and to receive Annuity Payments, if desired. THERE IS NO ASSURANCE THAT THIS GOAL WILL BE ACHIEVED. In attempting to achieve this goal, the Contract Owner can allocate Purchase Payments to the Fixed Account or to one or more of the Variable Account Eligible Portfolios. Because Contract Values may depend on the investment experience of selected Eligible Portfolios, the Contract Owner may bear the entire investment risk under this contract. See "Value of Variable Account Accumulation Units", page 6.

2. What types of investments  underlie the Variable  Account?
     The  Variable  Account  invests  exclusively  in  shares  of the  Composite
Deferred Series, Inc., (the "Composite Fund"), a mutual fund managed by Composite Research & Management Co. ("Composite Research"), a wholly owned subsidiary of Washington Mutual, Inc., and in shares of the Scudder Variable Life Investment Fund (the "Scudder Fund"). The Composite Fund has three Eligible
Portfolios: The Growth and Income Portfolio, the Northwest Portfolio, and the Income Portfolio. The Scudder Fund has three Eligible Portfolios: the Capital Growth Portfolio, the International Portfolio, and the Money Market Portfolio. The assets of each Portfolio are held separately from the other Portfolios and each has distinct investment objectives and policies which are described in the accompanying Prospectuses for the Funds.

3.  How do I  purchase  a  Contract?
     You may purchase the Contract from any authorized sales representative. The first Purchase Payment must be at least $1,000. Subsequent Purchase Payments must be $100 or more and may be made at any time.

4.  How do I allocate  Purchase Payments?
     On your application, you will allocate your Purchase Payment among the Fixed Account and the six available Sub-Accounts (i.e., Growth and Income, Northwest, Income, Capital Growth, International and Money Market). All
allocations must be in whole numbers and must total 100%. Allocations may be changed by notifying the Company in writing. See "Allocation of Purchase Payments", page 6.

5. Can I transfer amounts between the Investment Alternatives?
     Prior to the Annuity Date, unlimited free transfers may be made from the Sub-Accounts of the Variable Account at any time. These transfers must be at least $1,000 or the entire amount in that Sub-Account if it is less than $1,000. Limited free transfers may also be made from the Fixed Account. Any time six months after the issue date and once each policy year, up to 25% of the Fixed Account portion of the Contract Value may be transferred to the Variable Account free of charge, so long as no transfer from the Fixed Account has occurred in the previous six month period. Other transfers from the Fixed Account will be subject to a Transfer Charge. No transfers may be made after the Annuity Date. See "Transfers", page 6.

6.  Can I get my money if I need it?
     All or part of the Contract Value can be withdrawn at any time prior to or at the earlier of the Owner's death or the Annuity Date. Amounts withdrawn may be subject to a Contingent Deferred Sales Charge of 0% to 7% depending on the year of withdrawal. Up to ten percent of the total Contract Value may be withdrawn without a contingent deferred sales charge once per Contract Year each year after the first. Withdrawals may be taxable and a penalty tax may be imposed on withdrawals. See "Surrenders and Withdrawals", page 7, and "Taxation of Annuities in General", pages 11 and 12.

7. What are the charges and deductions under the Contract?
     The Company currently does not deduct sales charges at the time of investment. However, a Contingent Deferred Sales Charge of up to 7% may apply to certain withdrawals. The Company deducts an annual charge of $30.00 for maintaining the Contract ("Contract Maintenance Charge"). See "Contract Maintenance Charge", page 7, for how and when this charge is deducted. To meet its death benefit obligations and to pay expenses not covered by the Contract Maintenance Charge, the Company deducts a daily charge equal on an annual basis to 1.20% of the Contract's daily net assets. See "Mortality and Expense Risk Charge", page 8. Transfers from the Fixed Account may be subject to a charge equal to 6% of the amount transferred. See "Transfers," pages 6 and 7.
     Additional deductions may be made for premium taxes at the time such taxes are incurred. The Company reserves the right to deduct charges for other types of taxes, although currently no such deductions are made. See "Taxes", page 8.



                             Charges and Deductions
     The following table summarizes these charges and deductions, as well as the fees and expenses of the Funds. These figures assume the entire Contract Value is in the Variable Account.


          Load Imposed on Purchases ..............................None

                     Contract Owner Transaction Expenses(1)
                     --------------------------------------
          Sales Transfer Fees (2).................................None
          Surrender Fees .........................................None
          Contingent Deferred Sales Charge
           (as a % of purchase payments withdrawn)
           First and second year ..................................7%
           Third year .............................................6%
           Fourth year ............................................5%
           Fifth year .............................................3%
           Sixth year .............................................1%
           Seventh year or later ..................................0%
          Annual Contract Maintenance Charge(3)...................$30


(1)Premium taxes are not shown. The current range of premium taxes in jurisdictions which the Contracts are made available is from 0% to 4%. (See "Taxes", page 8).
(2)Transfers from the Fixed Account may be subject to a Transfer Charge of up to 6%. (See "Transfers", page 6.) (3)The Company will waive the annual Contract Maintenance Charge if the account value is $25,000 or greater on the Contract Anniversary.

                       Variable Account Annual Expenses
                        --------------------------------
                       (as a % of average Contract Value)
          Mortality and Expense Risk Charge......................1.20%
          Administrative Charge...................................None

          Total Variable Account Annual Expenses ................1.20%


                              Fund Annual Expenses
                              --------------------
                      (as a % of average account value)(4)

                                 Advisory   12b-1     Other     Total
                                   Fees     Fees     Expenses  Expenses
                                 --------   -----    --------  --------
Composite Deferred Series
-------------------------
Growth & Income Portfolio          .50%       --       .11%      .61%
Northwest Portfolio                .50%       --       .27%      .77%
Income Portfolio                   .50%       --       .17%      .67%

Scudder Life Investment Fund
----------------------------
Capital Growth Portfolio           .475%     .25%      .055%     .53%
International Portfolio            .863%     .25%      .187%     .105%
Money Market Portfolio             .370%      --       .090%     .46%


(4)The Fund expenses shown above are assessed at the underlying Fund level and are not direct charges against separate account assets or reductions from Contract Values. These Fund expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Variable Account's unit value.


The purpose of this Table is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly and indirectly. The Table reflects historical charges and expenses of the Separate Account of the Growth & Income, Northwest, Income, Capital Growth, International, and Money Market Portfolios for year ended December 31, 1996. Charges and expenses may be higher or lower in future years. Additional deductions may be made for taxes. For more information on the charges described in this Table, see "Charges and Deductions", pages 7 and 8, and the Funds' Prospectuses which accompany this Prospectus.

Examples
--------
     An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets and expenses of the Portfolios for 1996:


1.  If you surrender your Policy at the end of the applicable time period:


Sub-Account                   1 year      3 years      5 years     10 years
-----------                   ------      -------      -------     --------
Growth & Income                90.22       127.96       162.47       287.89
Northwest                      91.92       133.40       172.05       309.87
Income                         90.85       129.98       166.03       296.07
Capitol Growth                 92.05       133.81       172.76       311.49
International                  97.51       151.14       203.07       379.81
Money Market                   88.69       123.05       153.78       267.79


2. If you annuitize at the end of the applicable time period, or if you do not surrender or annuitize your Policy:


Sub-Account                   1 year      3 years      5 years     10 years
-----------                   ------      -------      -------     --------
Growth & Income                20.22        65.61       118.26       287.89
Northwest                      21.92        71.01       127.79       309.887
Income                         20.85        67.61       121.80       296.07
Capital Growth                 22.05        71.41       128.50       311.49
International                  27.51        88.63       158.66       379.81
Money Market                   18.69        60.72       109.63       267.79

 THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND THE ACTUAL EXPENSES PAID MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE $30 ANNUAL CONTRACT MAINTENANCE CHARGE IS REFLECTED IN THESE EXAMPLES AS A CHARGE OF .120%, BASED ON AN AVERAGE CONTRACT VALUE OF $25,000 DURING 1996.

8.  What Annuity Options are available under the Contract?
     The Annuitant must receive Annuity Payments on a completely fixed basis. The Contract Owner has some flexibility in choosing when Annuity Payments begin. Payments must begin by the later of the month following the Annuitant's 85th birthday or the 10th Contract Anniversary. See "Annuity Payments", page 8, and "Annuity Date", page 8.
     Three Annuity Options are listed in the Contract: 1) payments for life but with 120 monthly payments certain; 2) payments for the life of the Annuitant and Joint Annuitant; and 3) payments for a specified period. Other options are available at the Company's discretion; however, Contingent Deferred Sales Charges may apply if Annuity Payments are made for a specified period of less than 120 months.
     Federal tax law may limit the availability of annuity options. See "Annuity Options", page 8.

9.  Does the Contract pay any death benefits?
     Death benefits will be paid to the Beneficiary if the Owner dies before the Annuity Date. Death benefits after the Annuity Date, if any, depend on the Annuity Option chosen. See "Death Benefits", page 10.

10. Is there any time when the Contract Value must be distributed prior to the Annuity Date?
     If any  Contract  Owner dies prior to the Annuity  Date and the  Designated
Beneficiary is not the spouse of the deceased owner, federal tax laws require distribution of the Contract Value within five years after the death of the Contract Owner. Contingent Deferred Sales Charges may apply to distributions not qualifying as a death benefit. See "Required Distribution", page 11.


11.  Are there any short-term cancellation rights?
     Contract Owners may cancel a Contract any time within 10 days after receipt (or longer, if required by law) of the Contract. Subject to the requirements of any tax-qualified plan, and in accordance with applicable state law, the Company will return either the Purchase Payment or any Purchase Payments allocated to the Fixed Account, plus any Purchase Payments allocated to the Variable Account, adjusted to reflect net investment gain or loss that occurred from the date of allocation through the date of cancellation.

12.  Does the Contract Owner have any voting rights under the Contract?
     The Contract Owner may have the right to instruct the Company how to vote shares of any Eligible Portfolio attributable to the Contract. See "Voting Rights", page 6.

                       CONDENSED FINANCIAL INFORMATION
                       -------------------------------
The Accumulation Unit Values and the number of Accumulation Units outstanding for each Sub-Account are shown below.

                         GROWTH AND INCOME SUB-ACCOUNT
                         -----------------------------


                       Accumulation         Accumulation             Units
                       Unit Value at        Unit Value at         Outstanding
                       Beginning of            End of              at End of
                          Period               Period               Period
                       -------------        -------------       --------------
From date of
commencement(1)
through December
31, 1987                $ 15.000000          $ 13.268666           53,772.5382
For the years
ended December 31,
  1988                  $ 13.269666          $ 15.550317           86,088.8700
  1989                  $ 15.550317          $ 17.066620          112,858.3629
  1990                  $ 17.066620          $ 16.038440          129,029.0207
  1991                  $ 16.038440          $ 19.933651          200,515.1720
  1992                  $ 19.933651          $ 21.779677          337,823.9280
  1993                  $ 21.779677          $ 23.134830          480,444.5897
  1994                  $ 23.134830          $ 23.488002          599,699.6262
  1995                  $ 23.488002          $ 31.036917          784,123.9148
  1996                  $ 31.036917          $ 37.430940        1,102,088.6226

(1) Date of commencement of operations for the Growth and Income Sub-Account was June 15, 1987.


                               INCOME SUB-ACCOUNT
                               ------------------


                       Accumulation         Accumulation            Units
                       Unit Value at        Unit Value at         Outstanding
                       Beginning of            End of              at End of
                          Period               Period               Period
                       -------------        -------------       --------------
From date of
commencement(2)
through
December
31, 1987                $ 15.000000           $ 15.405389          87,741.2700
For the years
ended December 31,
  1988                  $ 15.405389          $ 16.722149          201,358.5798
  1989                  $ 16.722149          $ 18.195754          196,494.4114
  1990                  $ 18.195754          $ 19.492740          190,007.4209
  1991                  $ 19.492740          $ 22.322568          192,692.8965
  1992                  $ 22.322568          $ 23.585839          257,438.8000
  1993                  $ 23.585839          $ 25.630161          350,949.9905
  1994                  $ 25.630161          $ 24.180377          443,479.9661
  1995                  $ 24.180377          $ 28.646883          526,873.5025
  1996                  $ 28.646883          $ 28.977614          596,682.7576

(2)Date of commencement of operations for the Income Sub-Account was June 15, 1987.

                             NORTHWEST SUB-ACCOUNT(3)
                             ---------------------

                       Accumulation         Accumulation            Units
                       Unit Value at        Unit Value at         Outstanding
                       Beginning of            End of              at End of
                          Period               Period               Period
                       -------------        -------------       --------------
For the years
ended December 31,
  1993                  $ 15.000000          $ 15.575019          142,835.7121
  1994                  $ 15.575019          $ 15.210163          278,028.5056
  1995                  $ 15.210163          $ 18.953257          366,604.9274
  1996                  $ 18.953257          $ 22.886917          530,060.0500

(3)The Northwest Portfolio commenced operations on January 1, 1993, and was not available to Contract Owners prior to 1993. The Company voluntarily reimbursed the Northwest Portfolio for all its operating expenses and waived the Mortality and Expense Risk Fees during 1993. Composite Research voluntarily charged no management fees to the Northwest Portfolio during 1993. These practices were discontinued on January 1, 1994.

Note: No condensed financial information is provided for the three Scudder Sub-Accounts (Capital Growth, International and Money Market Sub-Accounts) as those Sub-Accounts commenced operation on April 30, 1997.



                              FINANCIAL STATEMENTS
                              --------------------
     The financial statements of the WM Life Deferred Variable Annuity Account and WM Life Insurance Company are not part of this prospectus, but may be found in the Statement of Additional Information, which is available upon request.

               WM LIFE INSURANCE COMPANY AND THE VARIABLE ACCOUNT
               --------------------------------------------------
WM Life Insurance Company
-------------------------
     The Company is the issuer of the Contract. Incorporated in 1975 as a stock life insurance company under the laws of Arizona, the Company sells individual annuities. The Company is currently licensed to operate in the states of Alaska, Arizona, Idaho, Indiana, Montana, Oregon, and Washington. The Company's administrative service center is located at 1201 Third Avenue, Seattle, Washington. The Company is a wholly owned subsidiary of Washington Mutual, Inc.

Murphey Favre, Inc.
-------------------
     Murphey Favre, Inc., ("Murphey Favre") is the principal distributor of the Contract. It is a wholly owned subsidiary of Washington Mutual, Inc. Murphey Favre is located at 1201 Third Avenue, Suite 780, Seattle, Washington. Murphey Favre is a member of the National Association of Securities Dealers, and is registered with the Securities and Exchange Commission as a broker/dealer.


The Variable Account
--------------------
     The Variable Account was established on December 23, 1986, and is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 and meets the definition of a Separate Account under Federal Securities laws. Such registration does not signify that the Commission supervises the management or investment practices or policies of the Variable Account. The investment performance of the Variable Account is entirely independent of both the investment performance of the Company's general account and the performance of any other separate account.
     The assets of the Variable Account are held separately from the other assets of the Company. They are not chargeable with liabilities incurred in the Company's other business operations (except to the extent that they exceed the reserves and other liabilities of the Account). Accordingly, the income, capital gains and capital losses, realized or unrealized, incurred on the assets of the Variable Account are credited to or charged against the assets of the Variable Account, without regard to the income, capital gains or capital losses arising out of any other business the Company may conduct.
     The Variable Account currently has six active Sub-Accounts -- Growth and Income, Northwest, Income, Capital Growth, International and Money Market -- each of which invests solely in its corresponding Portfolio of either the Composite Deferred Series, Inc. or the Scudder Variable Life Investment Fund. Additional Sub-Accounts may be added at the discretion of the Company.

The Composite Deferred Series, Inc.
-----------------------------------
     The Variable Account invests in the Composite Deferred Series, Inc. (the "Composite Fund"). The Composite Fund has three Eligible Portfolios available for investment: the Growth and Income Portfolio, the Northwest Portfolio, and the Income Portfolio. Each portfolio has different investment objectives and policies and operates as a separate investment fund.
     The Growth and Income Portfolio seeks, as its primary objective, growth of capital through investments in common stock and as a secondary objective income when consistent with its primary objective.
     The Northwest Portfolio invests in a portfolio of common stocks selected from companies doing business in or located in the Northwest (Alaska, Idaho, Montana, Oregon, and Washington).
     The Income Portfolio seeks, as its primary objective, to earn a high level of current income by investing in a professionally managed portfolio consisting principally of fixed-income securities and, as a secondary objective, capital appreciation when consistent with its primary objective.
     Composite Research & Management Co. ("Composite Research"), an affiliate of the Company, is the investment manager of the Composite Deferred Series, Inc. As compensation for investment management services, the Composite Fund pays Composite Research a monthly advisory fee at an annual rate of 0.5% of the daily net assets of the respective Portfolios. These expenses are more fully described in the Composite Fund's Prospectus attached to this Prospectus.

The Scudder Variable Life Investment Fund
-----------------------------------------
     The Variable Account invests in the Scudder Variable Life Investment Fund (the "Scudder Fund"). The Scudder Fund has three Eligible Portfolios available for investment: the Capital Growth Portfolio, the International Portfolio and the Money Market Portfolio. Each Portfolio has different investment objectives and policies and operates as a separate investment fund.
     The Capital Growth Portfolio seeks to maximize long-term capital growth from a portfolio consisting primarily of equity securities.
     The International Portfolio seeks long-term growth of capital, principally from a diversified portfolio of foreign equity securities.
     The Money Market Portfolio seeks stability and current income from a portfolio of money market instruments. The average portfolio maturity of 90 days or less is an effort to maintain a constant net asset value of $1.00 per share.
     The Scudder Fund retains the investment advisory firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage each Portfolio's daily investment and business affairs subject to the policies established by the Scudder Variable Life Investment Fund Trustees. The Trustees have overall responsibility for the management of the Scudder Fund.
     The Scudder Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 for the Capital Growth and International Portfolios. Pursuant to the Plan, those portfolios will pay the Scudder Fund's distributor, for remittance to the Company (and other participating insurance companies) for various costs incurred by such insurance companies in connection with the distribution of shares of the portfolio. The Plan provides that the amount of such expenses paid by a portfolio will not exceed, on an annual basis, 0.25% of the average daily assets of the Portfolio.
     THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES. Fund shares are not deposits or obligations of, or endorsed or guaranteed by, any bank, nor are they insured or guaranteed by the Federal Deposit Insurance Corporation, the United States government, or any other agency. Additional information concerning the investment objectives and policies of the Portfolios can be found in the current Prospectuses for the Funds accompanying this Prospectus.
     THE PROSPECTUSES OF THE FUNDS SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PARTICULAR PORTFOLIO.

                                 VOTING RIGHTS
                                 -------------
     The Contract Owner or anyone with a voting interest in the Sub-Account of the Variable Account may instruct the Company on how to vote at shareholder meetings of the Fund. The Company will solicit and cast each vote according to the procedures set up by the Fund and to the extent required by law. The Company reserves the right to vote the Eligible Shares in its own right, if subsequently permitted by the Investment Company Act of 1940, its regulations or interpretations thereof.
     Before the Annuity Date, the Contract Owner holds the voting interest in the Sub-Account. (The number of votes for the Contract Owner will be determined by dividing the Contract Value attributable to a Sub-Account by the net asset value per share of the applicable Eligible Portfolio.) There are no voting rights attributable to Contract Values in the Fixed Account or after the Annuity Date.


                                 THE CONTRACTS
                                 -------------


Purchase of the Contracts
-------------------------
     The Contracts may be purchased through any distributor's authorized sales representatives. The first Purchase Payment must be at least $1,000. All subsequent Purchase Payments must be $100 or more and may be made at any time. Purchase Payments allocated to the Fixed Account may exceed $100,000 in any Contract Year only with prior approval of the Company. The Contracts can be purchased for both non-qualified and qualified retirement plans or for other financial planning purposes, except that the Contracts cannot be purchased for
Section 403(b) Tax Sheltered Annuities.

Crediting of Purchase Payments
------------------------------
     A Purchase Payment accompanied by a duly completed application will be credited to the Contract within two business days of receipt by the Company at its home office. If an application is not duly completed, the Company will credit the Purchase Payments to the Contract within five business days or return it at that time unless the applicant specifically consents to the Company holding the Purchase Payment until the application is complete. The Company reserves the right to reject any application. Subsequent Purchase Payments will be credited to the Contract at the close of the Valuation Period during which the Purchase Payment is received.


Allocation of Purchase Payments
-------------------------------
     On the application the Contract Owner instructs the Company how to allocate the Purchase Payment among the Fixed Account and the six currently available Sub-Accounts --Growth and Income, Northwest, Income, Capital Growth, International and Money Market (the six "Investment Alternatives"). Purchase Payments may be allocated in whole percents, from 0% to 100%, to any Investment Alternative so long as the total allocation equals 100%. Unless the Contract Owner notifies the Company otherwise, subsequent Purchase Payments are allocated according to the instructions in the application.
     Each Purchase Payment will be credited to the Contract as Fixed Account or Variable Account Accumulation Units equal to the amount of Purchase Payment allocated to each Investment Alternative divided by the Accumulation Unit value for that Investment Alternative next computed after the Purchase Payment is credited to the Contract. For example, if a $10,000 Purchase Payment is credited to the Contract when the Accumulation Value equals $10, then 1,000 Accumulation Units would be credited to the Contract. The Variable Account, in turn, purchases shares of the corresponding Portfolio.

Value of Variable Account
-------------------------
     The Accumulation Units in each Sub-Account of the Variable Account are valued separately. The value of Accumulation Units may change each Valuation Period according to the investment performance of the shares purchased by each Sub-Account and the deduction of certain expenses and charges.
     A Valuation Period is the period between successive Valuation Dates. It begins at the close of business of each Valuation Date and ends at the close of business of the next succeeding Valuation Date. A Valuation Date is each day that the New York Stock Exchange is open for business.
     The value of an Accumulation Unit in a Sub-Account for any Valuation Period equals the value of the Accumulation Unit as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor for that Sub-Account for the current Valuation Period. The Net Investment Factor is a number representing the change on successive Valuation Dates in the value of Sub-Account assets due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the Mortality and Expense Risk Charge. The Net Investment Factor is described in detail in the Statement of Additional Information.
     The value of Fixed Account Accumulation Units is also discussed in detail in the Statement of Additional Information.


Transfers
---------
     The Contract Owner may transfer funds from the six Sub- Accounts without charge. These transfers must be at least $1,000 or the total amount in the Sub-Account, whichever is less. THE COMPANY GUARANTEES THAT NO CHARGE WILL EVER BE IMPOSED FOR TRANSFERS FROM THE VARIABLE ACCOUNT.
     Once each policy year a portion of Contract Value in the Fixed Account may be transferred to the Variable Account without charge at any time six months after the Issue Date (and prior to the Annuity Date). Up to 25% may be transferred without charge so long as no transfer from the Fixed Account has occurred in the previous six month period. Otherwise, amounts transferred from the Fixed Account will be charged a Transfer Charge of the lesser of the applicable Contingent Deferred Sales Charge or 6% of the amount transferred.

     Transfers may be made pursuant to telephone instructions by calling 800-882-8003 or by completing a telephone authorization form provided by the Company. Telephone transfers may not be permitted by some states for their residents who purchase variable annuities. All transfer instructions by telephone are tape recorded. Neither the Company nor its authorized representatives will be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including, but not limited to, requiring callers to identify themselves as Contract Owner, or representing the Contract Owner, by providing the Owner's name and social security number and other information determined by the Company to be necessary. If the Company fails to follow those procedures, it may be liable for losses caused by unauthorized or fraudulent transactions. Telephone transfers received before 1:00 PM Pacific Time are effected the same day (at that time). Telephone transfers received after 1:00 PM Pacific Time are effected at 1:00 PM the next day (at the next computed value.) The Company may permit the Contract Owner to pre-authorize transfers among Sub-Accounts under certain circumstances. Transfer requests may also be made in writing on a form provided by the Company. No transfers may be made after the Annuity Date.
     Transfers from the Fixed Account or from Sub-Accounts of the Variable Account will be made based on the Accumulation Unit values next computed after the Company receives the transfer request at its Administrative Service Center.

Surrenders and Withdrawals
--------------------------
     The Contract Owner may withdraw all or part of the Contract Value at any time prior to or at the earlier of the Owner's death or the Annuity Date. The amount available for withdrawal is the Contract Value next computed after the Company receives the request for a withdrawal at its Administrative Service Center, less any Contingent Deferred Sales Charges, any Contract Maintenance Charge, and any remaining charge for premium taxes. Withdrawals from the Variable Account will be paid within seven days of receipt of the request, subject to postponement in certain circumstances (see "Delay of Payments", see page 11).
     The minimum partial withdrawal is $1,000. If the Contract Value is less than $1,000, or if the Contract Value after a partial withdrawal would be less than $1,000, then the Company will treat the request as one for a total surrender of the Contract and the entire Contract Value, less any charges and any premium taxes, will be paid out.
     Withdrawals and surrenders may be taxable and subject to a 10% tax penalty. This tax is explained in "Federal Tax Matters" on page 11.
     The total amount paid at surrender may be more or less than the total Purchase Payments due to prior withdrawals, any deductions, and investment performance.
     To complete partial withdrawals, the Company will cancel Accumulation Units in an amount equal to the withdrawal and any Contingent Deferred Sales Charge and premium taxes. The Contract Owner must name the Investment Alternative from which the withdrawal is to be made. If none is named, then the withdrawal will be made first from the Investment Alternative with the largest value, then successively from the next largest Investment Alternative.


Default
-------
     So long as the Contract Value is not reduced to zero or a withdrawal does not reduce it to less than $1,000, the Contract will stay in force until the Annuity Date even if no Purchase Payments are made after the first Purchase Payment.

Contracts Issued Prior to February 15, 1995
-------------------------------------------
     Contracts issued prior to or on February 15, 1995, although essentially similar, differ in some respects from the contracts described in this prospectus. In general, the Contingent Deferred Sales Charge, Death Benefit, annuity options and other general provisions of the contract have been modified. The Statement of Additional Information contains more descriptive information on the nature of these modifications.


                          CHARGES AND OTHER DEDUCTIONS
                          ----------------------------
Deductions from Purchase Payments
---------------------------------
     No deductions other than premium taxes, if any, are currently made from Purchase Payments. Therefore, except for any premium taxes, the full amount of every Purchase Payment is invested in the Investment Alternatives to increase the potential for investment gain. Partial withdrawals or full surrenders, however, may be subject to a Contingent Deferred Sales Charge, as described below.


Contract Maintenance Charge
---------------------------
     A Contract Maintenance Charge of $30.00 is deducted annually on each Contract Anniversary from the Contract Value to reimburse the Company for its costs in maintaining each Contract and the Variable Account. The Contract Maintenance Charge will also be deducted in full if the contract is surrendered in its entirety. Prior to the Annuity Date, the Contract Maintenance Charge will be deducted as follows: (a) If the Contract contains one or more Sub-Accounts of the Variable Account, the Contract Maintenance Charge will be deducted from the Sub-Account with the largest value; or (b) If the contract contains only a Fixed Account, the Contract Maintenance Charge will be deducted from the Fixed Account, provided Purchase Payments or transferred amounts have been applied to the Fixed Account during the Contract Year. THE COMPANY GUARANTEES THAT THE AMOUNT OF THIS CHARGE WILL NOT INCREASE OVER THE LIFE OF THE CONTRACT. Maintenance costs include, but are not limited to, expenses incurred in billing and collecting Purchase Payments; keeping records; processing death benefit claims and cash surrender; policy changes and proxy statements; calculating Accumulation Unit values; and issuing reports to owners and regulatory agencies. No Contract Maintenance Charge will be deducted if the Contract Value is greater than $25,000.00 on the Contract Anniversary.

Mortality and Expense Risk Charge
---------------------------------
     A Mortality and Expense Risk Charge will be deducted daily prior to the Annuity Date at a rate equal on an annual basis to 1.20% of the assets in the Variable Account and the Fixed Account allocable to your contract. Interest rates declared by the Company for the Fixed Account are net of the 1.20% Mortality and Expense Risk Charge. There will be no Mortality and Expense Risk Charge after the Annuity Date. THE COMPANY GUARANTEES THAT THE AMOUNT OF THIS CHARGE WILL NOT INCREASE OVER THE LIFE OF THE CONTRACT. The mortality risk arises from the Company's guarantee to cover all death benefits and to make Income Payments in accordance with the annuity tables, thus relieving the Annuitants of the risk of outliving funds accumulated for retirement.
     The expense risk arises from the possibility that the Contract Maintenance and Contingent Deferred Sales Charges, both of which are guaranteed not to increase, will be insufficient to cover maintenance and distribution costs. Since the Company anticipates these charges will fail to cover all the distribution expenses, any deficiency will be met from the Company's general corporate funds, including amounts derived from the Mortality and Expense Risk Charge.

Contingent Deferred Sales Charge
--------------------------------
     The Contract Owner may withdraw the Contract Value at any time before or at the Annuity Date. Amounts surrendered may be subject to a Contingent Deferred Sales Charge. Up to ten percent of the total Contract Value (on the date of withdrawal) may be withdrawn without Contingent Deferred Sales Charge once each Contract Year after the first. This free partial withdrawal applies only to the first withdrawal of each Contract Year, and not using any or all of the free partial withdrawal in one year does not increase the amount that can be withdrawn free of charge in subsequent years. Contingent Deferred Sales Charges, if any, will be deducted from the amount paid.
     In certain cases, distributions required by federal tax law (see "Required Distributions" on page 11) and Income Payments under Annuity Options with a specified period of less than 120 months may be subject to a Contingent Deferred Sales Charge.
     Except as provided under the "Penalty Free Partial Withdrawal" section of the contract, a Contingent Deferred Sales Charge will be applied to amounts withdrawn as set forth below until the total amounts withdrawn equal the total amount of Purchase Payments under this contract:

                                      Applicable Contingent
                                      Deferred Sales Charge
Elapsed Time Since Issue Date              Percentage
-----------------------------              ----------
Less than 3 years..............................7%
3 years, but less than 4 years.................6%
4 years, but less than 5 years.................5%
5 years, but less than 6 years.................3%
6 years, but less than 7 years.................1%
7 years or more................................0%

     Contingent Deferred Sales Charges will be used to pay sales commissions and other promotional or distribution expenses associated with the marketing of the Contracts.
     Certain surrenders or withdrawals may also be taxable and subject to a federal tax penalty. See "Federal Tax Matters", page 11.


Sales Commission
----------------
     From its profits the Company may pay a maximum sales commission of 5.5% of Purchase Payments to its authorized sales representatives.

Taxes
-----
     The Company will deduct state premium taxes or other taxes relative to the Contract (collectively referred to as "premium taxes") when incurred by the Company. Premium taxes vary from 0% to 4%, although many states do not impose a premium tax on annuities.
     If incurred at the Annuity Date, the charge for premium taxes will be deducted from each Investment Alternative in the proportion that the Contract Owner's interest in the Investment Alternative bears to the total Contract Value.
     The Company reserves the right to deduct charges for other types of taxes, or any such economic burden resulting from such taxes, although currently no such deductions are made.

Composite Deferred Series, Inc. ("Composite Fund") Expenses
-----------------------------------------------------------
     A complete description of the expenses and deductions from the Portfolios are found in the Fund's prospectus which is attached to this Prospectus.

Scudder Variable Life Investment Fund ("Scudder Fund") Expenses
---------------------------------------------------------------
     A complete description of the expenses of the Portfolios are found in the Scudder Fund's prospectus, which is attached to this prospectus.


                                ANNUITY PAYMENTS
                                ----------------
Annuity Date
------------
     The Annuity Date is the day that Annuity Payments will start under the Contract. The Contract Owner may change the Annuity Date at any time by notifying the Company in writing of the change at least 30 days before the current Annuity Date. The Annuity Date must be: (a) at least two years after the Issue Date; and (b) no later than the last day of the month following the Annuitant's 85th birthday, or the 10th Contract Anniversary , if later.
     Unless the Contract Owner notifies the Company in writing otherwise, the Annuity Date will be the later of the first day of the calendar month after the Annuitant reaches age 85 or the 10th Contract Anniversary .

Annuity Options
---------------
     The Annuitant must receive Annuity Payments on a completely fixed basis. If no election has been made by the Contract Owner, a fixed annuity for life with payments for 120 months certain will automatically apply. Up to 30 days before the Annuity Date, the Contract Owner may change the Annuity Option or request any other form of annuity agreeable to both the Company and the Owner. If the Contract Value to be applied to an Annuity Option is less than $2,000, or if the monthly payments determined under the Annuity Option are less than $60, the Company may pay the Contract Value in a lump sum or change the payment frequency to an interval which results in Annuity Payments of at least $60. If an Annuity Option is chosen which depends on the Annuitant's or Joint Annuitant's life, proof of age will be required before Annuity Payments begin. Premium taxes may be assessed. The Annuity Options include:

     ANNUITY OPTION 1 -- PAYMENT OF LIFE INCOME Payments will continue for the lifetime of the Annuitant. The Owner may elect to have the payments guaranteed (Certain) for 10 years and continue thereafter for the lifetime of the Annuitant. If the Owner makes this election and the Annuitant dies before 120 monthly payments have been made, the remainder of the 120 guaranteed payments will be made to the Beneficiary, if living; otherwise to the Annuitant's estate.

     ANNUITY OPTION 2 -- JOINT AND LAST SURVIVOR The Owner must select a Joint Annuitant. Monthly payments beginning on the Annuity Date will be made for as long as either the Annuitant or Joint Annuitant is living. No Annuity Payments will be made after the deaths of both the Annuitant and Joint Annuitant. It is possible under this option that only one monthly payment will be made if the Annuitant and Joint Annuitant both die before the second payment is made, or only two monthly payments will be made if they both die before the third payment, and so forth.

     ANNUITY OPTION 3 -- PAYMENTS FOR A SPECIFIED PERIOD Monthly payments beginning on the Annuity Date will be made during the specified period which must be at least 120 months (otherwise, Annuity Payments may be subject to a Contingent Deferred Sales Charge). Such payments do not depend on the continuation of the life of the Annuitant.

     At the Company's discretion, other Annuity Options may be available. The Company currently uses sex-distinct annuity tables. However, the Company reserves the right to use annuity tables which do not distinguish on the basis of sex, in accordance with applicable state or federal law or regulation.
     The level of annuity payments will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes the "mortality risk" by virtue of annuity rates incorporated in the Contract. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

Fixed Annuity Payments
----------------------
     A fixed annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The amount of the annuity payments, if any, will be determined by applying the Contract Value to the applicable Annuity Table in accordance with the Annuity Option elected. This will be done at the Annuity Date. Accordingly, Fixed Annuity Payments have a fixed and guaranteed amount that is not in any way dependent upon the investment experience of the Fund. The amount of the monthly payments depends only on the Annuity Option chosen, the age (and possibly sex) of the Annuitant, and the total amount applied to purchase the annuity.
     The Company does not credit discretionary interest to fixed annuity payments during the annuity payment period. The annuitant must rely on the Annuity Tables contained in the Contracts to determine the guaranteed amount of such fixed annuity payments. However, if you could obtain a larger Fixed Annuity Payment on the basis of our rates then in effect on the Annuity Date for fully guaranteed Single Premium Immediate Annuities, the Company will provide such higher payments.


                                PERFORMANCE DATA
                                ----------------
     Yields and total returns are used to measure the performance of the various Sub-Accounts. Yield is calculated for the Income and Money Market Sub-Accounts; total returns are calculated for the Income, Growth and Income, Northwest, Capital Growth, and International Sub-Accounts. Both yields and total returns are calculated in accordance with rules adopted by and required by the Securities and Exchange Commission. In addition to these standardized yields and total returns, the Company may calculate a current distribution yield and total return for continuing contracts. All yields and total returns are based on historical earnings and are not intended to indicate future performance. In all cases, current distribution yields and total returns for continuing contracts will be accompanied by corresponding yields and total returns calculated in accordance with the rules of the Securities and Exchange Commission.
     Both the SEC standardized yield and the current distribution yield for the Income Sub-Account refer to annualized current income generated by an investment in the Sub-Account over a specified thirty-day period. In the SEC calculation, current income is calculated according to a formula prescribed by the SEC. The current distribution yield calculated by the Company substitutes current distributable income for the SEC prescribed current income. Current distributable income differs from current income in the following respects: (1) it may include distributions to shareholders from sources other than dividends and interest, such as short-term capital gains, (2) it may be calculated over a different time period, and (3) it does not include deductions for portfolio expenses. Both the SEC standardized yield and the current distribution yield are calculated by assuming that the current income for the specified thirty-day period is generated for each thirty-day period over a twelve-month period. The yield is the annualized income expressed as a percentage of the investment.
     Yield and effective yield are calculated for the Money Market Sub-Account. Yield for the Money Market Sub-Account refers to the annualized income generated by an investment in that Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.
     Total returns are calculated for the Income, Growth and Income, Northwest, Capital Growth, International and Money Market Sub-Accounts for various specified periods. A hypothetical payment is invested in the Sub-Account. At the end of the specified period, the redeemable value of the payment is compared to the original payment. The total return is the average annual compounded rate at which the initial payment must increase in order to equal the redeemable value at the end of the period. The total return for continuing contracts substitutes the full value in the Sub-Account for the redeemable value. The full value differs from the redeemable value by the amount of the Contingent Deferred Sales Charge at the end of the specified period.
     Performance data may be provided for periods prior to the commencement of operations of the Sub-Accounts, if the corresponding Portfolio has a prior operating history. In this event, the Portfolio's performance would be adjusted to reflect the Variable Account and Contract Charges.
     Performance data calculations are discussed in detail in the Statement of Additional Information.



                                GENERAL MATTERS
                                ---------------
Contract Owner
--------------
     The Contract Owner, which may be a person or entity, has the sole right to exercise all rights and privileges under the Contract, except as otherwise provided in the Contract.

Beneficiary
-----------
     The Beneficiary is the person named as such in the application. Subject to the terms of any existing assignment or the rights of any irrevocable Beneficiary, the Contract Owner may change the Beneficiary by notifying the Company in writing. Any change will be effective when it is endorsed in the Company's records but will relate back and take effect as of the date the Owner signed it. The Company will not, however, be liable as to any payment or settlement made prior to receiving the written notice.
     Unless otherwise provided in the Beneficiary designation, the right of any Beneficiary predeceasing the Owner will revert to the Contract Owner. Multiple Beneficiaries may be named. Unless otherwise provided in the Beneficiary designation, if more than one Beneficiary survives, the surviving Beneficiaries will share equally in any amounts due.


Death Benefits
--------------
     The Company will determine the value of the Death Benefit at the end of the Valuation Period coinciding with or next following the earlier of the date the Company receives the Beneficiary's election or the ninetieth day following receipt of Due Proof of Death. Interest will be paid on the Death Proceeds from this date to the date of settlement at a rate not less than that required by law.
     If any Owner under age 80 dies prior to the Annuity Date, the Death Benefit will be:
     1.   The Contract Value; or
     2. The total amount of Purchase Payments less withdrawals and any applicable Charges; or 3. The sum of:
          a. The total amount of Purchase Payments, less withdrawals and any applicable Charges, as of the Specified Contract Anniversary immediately preceding the date of the Owner's death; plus
          b. Fifty percent of the excess, if any, of the Contract Value over the total amount of Purchase Payments, less withdrawals and any applicable Charges, as of the Specified Contract Anniversary immediately preceding the date of the Owner's death; plus
          c. The total amount of Purchase Payments, less withdrawals and any applicable Charges, after the Specified Contract Anniversary immediately preceding the date of the Owner's death, whichever is greatest. For purposes of this section, Specified Contract Anniversary means every fifth Contract Anniversary.
     If any Owner age 80 and over dies prior to the Annuity Date, the Death Benefit will be the Contract Value or the total of the Purchase Payments, reduced by any previous withdrawals and any applicable Charges, whichever is greater. All Death Benefits arising prior to the Annuity Date will be paid upon the Company's receipt of Due Proof of Death and a request for a lump sum payment or an Annuity Option. Federal law may limit the availability of Annuity Options. The Company will not pay any Death Benefit until it receives Due Proof of Death.
  If any Annuity Option is not elected within 90 days of receipt of notification and proof of death, the Company will make a lump sum settlement to the Beneficiary at the end of the 90-day period. The Company guarantees that the Death Benefit within this 90-day period will never be less than the total of the Purchase Payments, determined as of the date of the Owner's death, reduced by any previous withdrawals, and any applicable charges.
     If the Annuitant and any Joint-Annuitant(s) die(s) after the Annuity Date, the Death Benefit, if any, will be as provided in the Annuity Option elected. Payments will be made in conformity with applicable laws or regulations.


Required Distributions
----------------------
     Federal tax law requires that if the Owner or any Joint Owner of the Contract dies before the Annuity Date, the entire value of the Contract must be distributed within five (5) years of the date of death of the Owner. Special rules may apply to spouses of the deceased owner. See the Statement of Additional Information or the Contract for a detailed description of these rules. Other required distribution rules apply to Qualified Contracts.

Delay of Payments
-----------------
     Payment of any amounts due from the Variable Account under the Contract will occur within seven days, unless:
     1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or
     2, An emergency exists as defined by the Securities and Exchange Commission; or
     3. The Securities and Exchange Commission permits delay for the protection of the security holders.
     The Company reserves the right to postpone payments or transfers from the Fixed Account for up to six months.

Assignments
-----------
     The Contract may be assigned prior to the Annuity Date and during the Owner's lifetime, subject to the rights of any irrevocable Beneficiary. Any assignment will not be binding until received in writing by the Company. The Company will not be responsible for deciding if an assignment is valid or the extent of an assignee's interest. An assignment may result in income tax liability to the Owner.
     No Beneficiary may assign benefits under the Contract until they are due and, to the extent permitted by law, payments are not subject to the debts of any Beneficiary or to any judicial process for payment of the Beneficiary's debts.

Modifications
-------------
     The Company may not modify the Contract without the consent of the Contract Owner except to make the Contract meet the requirements of the Investment Company Act of 1940, or to make the Contracts conform with any changes in the Internal Revenue Code, or as required by the Code or by any other applicable law in order to continue treatment of the Contract as an annuity.


Customer Inquiries
------------------
     The Contract Owners or any other persons with an interest in the Contract may make inquiries regarding the Contract by calling or writing the Company.



                              FEDERAL TAX MATTERS
                              -------------------
Introduction
------------
     The ultimate effect of federal income taxes on Contracts or the individuals with rights under the Contracts depends on the purpose for which the Contract is purchased, on the tax and employment status of the individual concerned and on the Company's tax status. THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. If you are concerned about these tax implications, you should consult a competent tax adviser.


Taxation of Annuities in General
--------------------------------
     The following discussion assumes that the Contract will qualify as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses such qualifications.
     Generally, an annuity contract owner who is a natural person is not taxed on increases in the Contract Value until a distribution occurs. For federal income tax purposes, distributions include the receipt of proceeds from loans and an assignment or pledge of any portion of the value of the Contract, as well as withdrawals, surrenders, Annuity Payments, or Death Benefits. Contract Owners who are not natural persons generally must include in income any increase during the taxable year in the excess of the Contract Value over the Contract Owner's investment in the Contract. However, there are exceptions to this exception and you should discuss these with your tax counsel. The following discussion applies only to Contracts owned by natural persons.
     Generally, in the case of a surrender or withdrawal under a Non-Qualified Contract, amounts received are first treated as taxable income to the extent that the cash value of the Contract immediately before the surrender exceeds the "investment in the contract" at that time. Any additional amount is not taxable. The "investment in the contract" equals the portion, if any, of any Purchase Payments paid by or on behalf of an individual under a Contract that was not excluded from the individual's gross income.
     In case of a surrender or withdrawal under a Qualified Contract, the portion of the amount received which bears the same ratio to the total amount received that the "investment in the contract" bears to the total Contract Value, can be excluded from income. For Contracts issued in connection with qualified plans, the "investment in the contract" can be zero.
     In the case of Annuity Payments, although the tax consequences may vary depending on the Annuity Option elected under the Contract, until the investment in the contract is recovered generally, only the portion of the Annuity Payment that represents the amount by which the Contract Value exceeds the "investment in the contract" will be taxed; after the investment in the Contract is recovered, the full amount of any additional Annuity Payments is taxable. For Fixed Annuity Payments, until recovery of the investment in the Contract, generally there is no tax on the amount of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Annuity Payments for the term of the payments; however, the remainder of each Annuity Payment is taxable until recovery of the investment in the Contract, and thereafter the full amount of each Annuity Payment is taxable.
     Amounts may be distributed from a Contract because of the death of an Owner. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract, as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any Purchase Payments paid which were not excluded from gross income.
     The taxable portion of a distribution (in the form of an annuity or a lump sum payment) is taxed as ordinary income. All non-qualified annuity contracts issued by the Company, or an affiliated insurance company, to the same Contract Owner during any calendar year will be treated as one annuity contract, and therefore aggregated for purposes of determining the amount includable in gross income.
     Premature distributions from both Qualified and Non-Qualified Contracts may be subject to a penalty tax. For Non-Qualified Contracts, the penalty tax is equal to ten percent (10%) of the amount treated as taxable income. However, for Non-Qualified Contracts there should be no penalty tax on distributions to Contract Owners (1) made on or after the owner attains age 59-1/2; (2) made as a result of the Owner's death or disability; or (3) received in substantially equal installments as a life annuity. Other tax penalties may apply to distributions pursuant to a Qualified Contract.
     The Company is required to withhold federal and, where required, state income taxes on all distributions unless the recipient elects not to have taxes withheld and properly notifies the Company of that election. However, effective January 1, 1993, certain distributions from Section 401(a), 403(a) and 401(b) annuity contracts or plans are subject to mandatory withholding.
     In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity. Although as of the date of this prospectus Congress is not considering any legislation regarding taxation of annuities, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulation, revenue rulings, judicial decision, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).

Other Considerations
--------------------
     It should be understood that the foregoing comments on the federal tax consequences under the Contract are not exhaustive and that special rules apply to other tax situations not discussed in this Prospectus. Before making an investment, a qualified tax adviser should be consulted.



                      STATEMENT OF ADDITIONAL INFORMATION
                      -----------------------------------
More detailed information is available from the Company. The following is the Table of Contents of that more detailed information.


                                TABLE OF CONTENTS


                                                            PAGE
Introduction
    WM Life Insurance Company..................................3
    Murphey Favre, Inc.........................................3
    Composite Deferred Series, Inc.............................3
    Scudder Variable Investment Fund...........................3
    Additions, Deletions or Substitutions of Investments.......3
    Reinvestment...............................................4
Performance Data
    Money Market Sub-Account Yield Calculation.................4
    Income Sub-Account Yield Calculation.......................5
    Average Annual Total Return Calculations...................5
    Calculation Assumptions....................................6
The Contract
    Purchase of Contracts .....................................7
    Value of Variable Account Accumulation Units ..............7
    The Fixed Account .........................................7
    Value of Fixed Account Accumulation Units .................8
    Tax-Free Exchanges (Section 1035) .........................8
    Required Distributions ....................................9
    Contracts Issued Prior to February 15, 1995 ...............9
Charges and Other Deductions
    Contract Maintenance Charge ..............................10
    Premium Taxes ............................................10
    Tax Reserves .............................................10
Annuity Payments
    Legal Developments Regarding Annuity Tables ..............11
    Variable Annuity Payments.................................11
    Proof of Survival ........................................12
General Matters
    Incontestability..........................................12
    Settlements...............................................12
    Safekeeping of the Variable Account's Assets .............13
    Independent Auditors .....................................13
    Legal Matters ............................................13
Federal Tax Matters
    Taxation of WM Life Insurance Company ....................13
    Tax Status of the Contracts...............................14
    Qualified Plans ..........................................14
Voting Rights ................................................15
Financial Statements .........................................16

                       STATEMENT OF ADDITIONAL INFORMATION


                    WM LIFE DEFERRED VARIABLE ANNUITY ACCOUNT
                                       of


                            WM LIFE INSURANCE COMPANY

                                1201 Third Avenue
                                    Suite 600
                         Seattle, Washington 98101-3015

                                 Distributed by

                               Murphey Favre, Inc.
                                1201 Third Avenue
                                    Suite 780
                         Seattle, Washington 98101-0315
                                 (800) 543-8072


     This Statement of Additional Information supplements the information in the prospectus for the Flexible Premium Deferred Variable Annuity Contract ("Contract") offered by WM Life Insurance Company, which in turn is a wholly owned subsidiary of Washington Mutual, Inc. The Contract is primarily designed to aid individuals in long-term financial planning, and it can be used for retirement planning regardless of whether your plan qualifies for special federal income tax treatment.

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY WITH THE WM LIFE DEFERRED VARIABLE ANNUITY ACCOUNT PROSPECTUS FOR THE CONTRACT.

     You may obtain a copy of the prospectus from Murphey Favre, Inc. ("Murphey Favre"), the principal distributor of the Contract, or by calling or writing the Company at the address listed above.

     The prospectus, dated April 30, 1997 has been filed with the Securities and Exchange Commission.

                              Dated April 30, 1997

                                TABLE OF CONTENTS
                                                                           Page
Introduction
         WM Life Insurance Company............................................3
         Murphey Favre, Inc...................................................3
         Composite Deferred Series, Inc.......................................3
         Scudder Variable Life Investment Fund................................3
         Additions, Deletions or Substitutions of Investments.................3
         Reinvestment.........................................................4
Performance Data
         Money Market Sub-Account Yield Calculation...........................4
         Income Sub-Account Yield Calculation.................................5
         Average Annual Total Return Calculations.............................5
         Calculation Assumptions..............................................6
The Contract
         Purchase of Contracts................................................7
         Value of Variable Account Accumulation Units.........................7
         The Fixed Account....................................................7
         Value of Fixed Account Accumulation Units............................8
         Tax-Free Exchanges (Section 1035)....................................8
         Required Distributions...............................................9
         Contracts Issued Prior to February 15, 1995..........................9
Charges and Other Deductions
         Contract Maintenance Charge.........................................10
         Premium Taxes.......................................................10
         Tax Reserves........................................................10
Annuity Payments
         Legal Developments Regarding Annuity Tables.........................11
         Variable Annuity Payments...........................................11
         Proof of Survival...................................................12
General Matters
         Incontestability....................................................12
         Settlements.........................................................12
         Safekeeping of the Variable Account's Assets........................13
         Independent Auditors................................................13
         Legal Matters.......................................................13
Federal Tax Matters
         Taxation of WM Life Insurance Company...............................13
         Tax Status of the Contracts.........................................14
         Qualified Plans.....................................................14
Voting Rights................................................................15
Financial Statements.........................................................16

                                  INTRODUCTION
                                  ------------
WM Life Insurance Company
-------------------------

     The Company is the issuer of the Contract. It was incorporated as E.J. Life Insurance Company in 1975 as a stock life insurance company under the laws of Arizona. The Company sells individual annuities. In 1986 the name of the Company was changed to WM Life Insurance Company. It is currently licensed to operate in the states of Alaska, Arizona, Idaho, Indiana, Montana, Oregon, and Washington. The Company's Administrative Service Center is located at 1201 Third Avenue, Seattle, Washington. The Company is a wholly owned subsidiary of Washington Mutual, Inc.

Murphey Favre, Inc.
-------------------


     Murphey Favre, Inc. ("Murphey Favre") is the principal distributor of the Contract, and its affiliate, Composite Research & Management Co. ("Composite Research") is the investment manager of the Composite Deferred Series, Inc. Both Murphey Favre and Composite Research are wholly owned subsidiaries of Washington Mutual, Inc. Murphey Favre is located at 1201 Third Avenue, Suite 780, Seattle, Washington. Murphey Favre is a member of the National Association of Securities Dealers, and is registered with the Securities and Exchange Commission as a broker-dealer. As compensation for investment management services, the Fund pays Composite Research a monthly advisory fee at an annual rate of 0.5% of the daily net assets of the respective Portfolios. These expenses are more fully described in the Fund's prospectus attached to this prospectus. As compensation for its distribution services, the Company paid Murphey Favre, $851,306, $1,238,048, and $1,251,291.57 for the years ended December 31, 1994, 1995 and 1996, respectively.

Composite Deferred Series, Inc., ("Composite Fund")
---------------------------------------------------

     The Variable Account invests in the Composite Deferred Series, Inc. (the "Composite Fund"), a mutual fund managed by Composite Research & Management Co. and registered with the Securities and Exchange Commission. The Fund has three currently eligible portfolios: The Growth and Income Portfolio, the Northwest Portfolio, and the Income Portfolio..

Scudder Variable Life Investment Fund ("Scudder Fund")
------------------------------------------------------

     The Variable Account invests in the Scudder Variable Life Investment Fund (the "Scudder Fund"). The Scudder Fund has three currently eligible portfolios available for investment: the Capital Growth Portfolio, the International Portfolio and the Money Market Portfolio.


Additions, Deletions or Substitutions of Investments
----------------------------------------------------

     The Company cannot guarantee and does not represent that shares of the currently Eligible Portfolios will always be available for new investments or for transfers. The Company retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for the Portfolio shares held by any Sub-Account of the Variable Account. The Company reserves the right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund, or of another open-end, registered investment company, if the shares of the Portfolio are no longer available for investment, or if, in the Company's judgment, investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account. Substitutions of shares attributable to a Contract Owner's interest in a Sub-Account will not be made until the Owner has been notified of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval is required by the Investment Company Act of 1940. Nothing contained in the prospectus or Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

     The Company may also establish additional Sub-Accounts of the Variable Account. Each additional Sub-Account would purchase shares in a new portfolio of the Fund or in another mutual fund. New Sub-Accounts may be established when, in the sole discretion of the Company, marketing needs or investment conditions warrant. Any new Sub-Accounts will be made available to existing Contract Owners on a basis to be determined by the Company. The Company may also eliminate one or more Sub-Accounts, if, in its sole discretion, marketing, tax, investment or other conditions so warrant.

     In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in this and other contracts as may be necessary or appropriate to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights under the policies, the Variable Account may be operated as a management company under the Investment Company Act of 1940 or it may be de-registered under such Act in the event such registration is no longer required.

Reinvestment
------------

     All dividends and capital gain distributions from Eligible Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset value.

                                PERFORMANCE DATA
                                ----------------

Money Market Sub-Account Yield Calculation
------------------------------------------

     In accordance with regulations adopted by the Securities and Exchange Commission, WM Life is required to compute the Money Market Sub-Account's current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of the Money Market Sub-Account at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for administrative expenses, the mortality and expense risk charge, and income and expenses accrued during the period. Because of these deductions, the yield for the Money Market Sub-Account of the Separate Account will be lower than the yield for the Money Market Portfolio of the Fund.

     The Securities and Exchange Commission also permits WM Life to disclose the effective yield of the Money Market Sub-Account for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the annualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7 and subtracting one from the result. The yield figures do not reflect the contingent deferred sales charge.

     The yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. They Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio, and its operating expenses.

Income Sub-Account Yield Calculation
------------------------------------

     Yields for the Income Sub-Account will be calculated based on a one month period. The computation is accomplished by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                                                  6
                            YIELD = 2 [(a - b + 1) - 1]
                                        -----
                                         cd
Where:
          a = dividends and interest earned during the period.
          b = expenses accrued for the period (net of reimbursements).
          c = the average daily number of accumulation  units outstanding during the period.
          d = the maximum offering price per accumulation unit on the last day of the period.

     Interest earned will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all contract owner accounts. The yield figures does not reflect the contingent deferred sales charge.

     The  Securities  and  Exchange  Commission  also  permits  the  Company  to calculate and disclose the Current Distribution Yield for the Income Sub-Account. The Current Distribution Yield is calculated using the same formula used in the Income Sub-Account yield calculation, except that current distributable income during the period is substituted for current income calculated according to the rules prescribed by the SEC. Current distributable income differs from current income in the following respects: (1) it may include distributions to shareholders from sources other than dividends and interest, such as short-term capital gains, (2) it may be calculated over a different time period, and (3) it does not include deductions for portfolio expenses. Disclosure of the Current Distribution Yield will always be accompanied by the SEC prescribed yield.


     During the month of December, 1996, the Income Sub-Account standardized yield was 4.73% and the Income Sub-Account distribution yield was 5.24%

Average Annual Total Return Calculations
----------------------------------------

     An average annual total return may be calculated for a given period. It is computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the redeemable value, according to the following formula:

                                          n
                                 P (1 + T)  = ERV
Where:
       P = a hypothetical initial payment of $1,000 T = average annual total return n = number of years in the period ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period

     All recurring fees that are charged to all contract owner accounts are recognized in the ending redeemable value.

     The Securities and Exchange Commission also permits the Company to disclose an Average Annual Total Return for Continuing Contracts. The Average Annual Total Return for Continuing Contracts is calculated using the same formula as the Average Annual Return except that EV, the Ending Value of the account is substituted for ERV, the Ending Redeemable Value of the Account. The EV is equal to the ERV plus the Contingent Deferred Sales Charge. The Average Annual Total Return for Continuing Contracts will always be accompanied by the Securities and Exchange Commission standardized Average Annual Total Return.

     The average annual total returns for the Growth and Income, Northwest 50, and Income Sub-Accounts were as follows:

                                      Five               Period of
                   Year-ended         Years-ended        Inception* through
Sub-Account        December 31, 1996  December 31, 1996  December 31, 1996
------------------ ------------------ ------------------ -------------------
Income                  -5.27%              4.73%              7.119%
Growth and Income       12.95%             12.78%             10.02%
Northwest               13.09%                 *               9.58%

     The average annual total returns for continuing contracts for the Growth and Income, Northwest 50, and Income Sub-Accounts were as follows:

                                      Five               Period of
                   Year-ended         Years-ended        Inception* through
Sub-Account        December 31, 1996  December 31, 1996  December 31, 1996
------------------ ------------------ ------------------ -------------------
Income                   1.10%              5.31%              7.11%
Growth and Income       20.54%             13.39%             10.02%
Northwest               20.70%                 *              11.11%


     *The Income and Growth and Income Sub-Accounts commenced operations on June 15, 1987. The Northwest Sub-Account commenced operations on January 1, 1993.

Calculation Assumptions
-----------------------

     The Company voluntarily charged no Contract Maintenance Charge and no Mortality and Expense Risk Charge for the period from November 1, 1987, through January 31, 1988. From June 15, 1987, through April 30, 1988, the Company also voluntarily reimbursed the Fund for all its operating expenses and Composite Research voluntarily charged no management fees to the Fund. The Company voluntarily reimbursed the Northwest Portfolio for all its operating expenses and waived the Mortality and Expense Fees during 1993. Composite Research voluntarily charged no management fees to the Northwest Portfolio during 1993. These practices were discontinued on January 1, 1994.


     In the sub-sections above, yields and total annual average returns were calculated as if the Contract Maintenance Charge and Mortality and Expense Risk Charge had been applied since inception. In no case were premium taxes deducted.


     The Contract Maintenance Charge of $30.00 is deducted annually from the Investment Alternative with the largest value. When Income Sub-Account yield is calculated, this charge is recognized as an accrued expense. For a period of an exact number of months, the accrued expense is calculated as (a) x (b) x (c) x
(d) where:
               (a) = number of months in period
               (b) = 1 year per 12 months
               (c) = $30.00 per contract per year
               (d) = number of contracts, as of the end of the period, for which the Sub-Account is largest.

     For any period not an exact number of months, the accrued expense will be calculated as (e) x (f) x (c) x (d) where (c) and (d) are as above and

               (e) = number of days in period
               (f) = 1 year per 365 days

     To calculate Income Sub-Account yield for a given month, the accrued Mortality and Expense Risk Charge is calculated to be .000032877, times the number of days in the month, times the average number of dollars in the Sub-Account attributable to annuity holders.

                                  THE CONTRACT
                                  ------------

Purchase of Contracts
---------------------

     The Contracts are offered to the public through brokers or other sales representatives licensed under the federal securities laws or state insurance laws. The offering of the Contracts is continuous and the Company does not anticipate discontinuing the offering of the Contracts. The Company reserves the right to discontinue the offering of the Contracts.

Value of Variable Account Accumulation Units
--------------------------------------------

     The value of Variable Account Accumulation Units will vary in accordance with investment experience of the Eligible Portfolio in which the Sub-Account invests. The number of such Accumulation Units credited to a Contract will not, however, change as a result of any fluctuations in the value of the Accumulation Unit.

     The Accumulation Units in each Sub-Account of the Variable Account are valued separately. The value of Accumulation Units in any Valuation Period will depend upon the investment performance of the shares purchased by each Sub-Account in a particular Eligible Portfolio.

     The value of an Accumulation Unit in a Sub-Account for any Valuation Period equals the value of such a unit as of the immediately preceding Valuation Period, multiplied by the "Net Investment Factor" for that Sub-Account for the current Valuation Period. The Net Investment Factor for each Sub-Account for any Valuation Period is determined by dividing (A) by (B) and subtracting (C), where:

               (A) is calculated to be:

               (1)  the  value  of the  Sub-Account's  assets  at the end of the prior Valuation Period after any allocations to, or withdrawals from, the Sub-Account at the end of the prior Valuation Period; plus

               (2) the sum of any investment income and realized or unrealized capital gains credited to the Sub-Account during the current Valuation Period; minus

               (3) any realized or unrealized capital losses charged against the Sub-Account during the current Valuation Period; minus

               (4) any amount charged for taxes associated with the operation of the Variable Account during the current Valuation Period; plus (or minus

               (5) the decrease (or increase) in amounts, if any, set aside as a reserve for taxes associated with the operation of the Variable Account during the current Valuation Period.

               (B) is the value of the Sub-Account's assets at the end of the prior Valuation Period after any allocations to, or withdrawals from, the Sub-Account at the end of the prior Valuation Period.

               (C) is the daily charge of 0.000032877 times the number of calendar days in the current Valuation Period for assuming the mortality and expense risks under the Contract.

The Fixed Account
-----------------

     Contributions under the fixed portion of the annuity contracts and transfers to the fixed portion become part of the general account of the Company, which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts and the Company has been advised that the staff of the Securities and Exchange

Commission has not reviewed the disclosures in this prospectus which relate to the fixed portion.

     The Company will credit the amounts allocated to the Fixed Account in the form of Fixed Account Accumulation Units. The interest factors declared on any day are guaranteed to be equivalent to at least an effective annual yield of 4.2%. For a given Contract, interest factors are guaranteed for one year and may change only on the Contract Anniversary. A daily charge for the mortality and expense risks equivalent to an annual yield of 1.2% applies to the Fixed Account. Hence, the Company guarantees that the value of Fixed Account Accumulation Units will increase at an effective annual yield of at least 3%.

     ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF THE GUARANTEED YIELD OF 4.2% PER YEAR WILL BE DETERMINED AT THE SOLE DISCRETION OF THE COMPANY.

     The Contract Owner assumes the risk that interest credited to Fixed Account Accumulation Units may not exceed the guaranteed minimum yield of 4.2% per year.

     The Company guarantees that, at any time prior to the Income Starting Date, the Contract Value in the Fixed Account will not be less than the amount of the Purchase Payments allocated or transferred to the Fixed Account, plus interest at the yield of 4.2% per year, plus any excess interest which the Company credits to the Fixed Account Accumulation Units, less the sum of all Contract Maintenance Charges, Mortality and Expense Risk Charges, and any applicable premium taxes allocable to the Fixed Account, and less any amounts deducted from the Fixed Account, in connection with partial surrenders or transfers to the Variable Account.

Value of Fixed Account Accumulation Units
-----------------------------------------

     The value of Fixed Account Accumulation Units will vary in accordance with the Company's declared interest factor. At the end of any Valuation Period, the value is calculated by multiplying the prior value by the declared Net Interest Factor during the Valuation Period. The value of Fixed Account Accumulation Units is guaranteed to increase at an effective annual yield of at least 3%.

     The Net Interest Factor for any Valuation Period is (A) minus (B) where:

               (A) is 1.0 plus the number of days in the current Valuation Period times the declared interest factor for the current Valuation Period, and

               (B) is the daily charge of .000032877 for assuming the mortality and expense risks under this Contract, times the number of days in the current Valuation Period.

     The interest factor declared on any day is guaranteed to be equivalent to at least an effective annual yield of 4.2%, resulting in a Net Interest Factor equivalent to at least an effective annual yield of 3% (because the daily charge in (B) above is equivalent to an annual yield of 1.2%). Different interest factors may be declared, and different Net Interest Factors may be used for different Accumulation Units based upon the date(s) of your Purchase Payment(s).

Tax-Free Exchanges (Section 1035)
---------------------------------

     The Company accepts Purchase Payments which are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code. Except as required by federal law in calculating the basis of the Contract, the Company does not differentiate between Section 1035 Purchase Payments and non-Section 1035 Purchase Payments.

     The  Company  also  accepts   "rollovers"  from  Contracts   qualifying  as
individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to "rollover" into an IRA (except 403(b) contracts). The Company differentiates between non-qualified Contracts and IRAs to the extent necessary to comply with federal tax laws. For example, the Company restricts the assignment, transfer or pledge of IRAs to anyone except the Company, so the Contracts will continue to qualify for special tax treatment.

Required Distributions
----------------------

     If the Owner or any Joint Owner of the Contract dies before the Income Starting Date, the entire value of the Contract must be distributed to the Designated Beneficiary as described in this section so that the Contracts qualify as annuities under the Internal Revenue Code.

     Where a Death Benefit is payable, unless prohibited by federal tax laws, the Company will make a lump sum settlement to the Designated Beneficiary if the Designated Beneficiary does not select an Annuity Option as described in this section within 90 days of the Company's receipt of notification and proof of death.

     The Company must make a required distribution as described in this section. In such instances, the Designated Beneficiary must select an Annuity Option within one (1) year of the Owner's death, or surrender the Contract no later than five (5) years after the death of the Owner or Joint Owner. A Contingent Deferred Sales Charge may be imposed on each surrender.

     If the Designated Beneficiary selects an Annuity Option, payments must start within one year of the death of the Owner or Joint Owner and must be payable for the life of the Designated Beneficiary or for a period not exceeding the life expectancy of the Designated Beneficiary.

     The distribution rules described in this section shall not apply if the Designated Beneficiary is the spouse of the deceased Owner or Joint Owner. If the spouse is the Designated Beneficiary, that person may continue the Contract as Owner without regard to the required distribution rules.

Contracts Issued Prior to February 15, 1995
-------------------------------------------

     Contracts issued prior to or on February 15, 1992, although essentially similar, differ in some respects from contracts issued after that date. The following provisions apply to contracts issued prior to that date. (Note that beginning in 1997, the term "Income Payments" was changed in the Contract, Prospectus, and this Statement of Additional Information. The term "Income Payments" has been changed to "Annuity Payments". This new term was determined to be more descriptive. This revision has no effect on the Contract Value or any other material provisions of the Contract.)


For Contracts issued prior to or on March 13, 1988:

     The following Contingent Deferred Sales Charges apply:

Elapsed Time                                Applicable Contingent
Since Date of                               Deferred Sales Charge
Purchase Payment                                 Percentage
----------------                            ---------------------
Less than 1 year ....................................6%
1 year, but less than 2 years .......................5%
2 years, but less than 3 years ......................4%
3 years, but less than 4 years ......................3%
4 years, but less than 5 years ......................2%
5 years, but less than 6 years ......................1%
6 years or more .....................................0%

In addition, allocations to the Fixed Account are not permitted.

For Contracts issued prior to or on April 30, 1991:

     Death Benefits - The Death Benefit will be the Contract Value. There is no minimum death benefit since the Contract Value depends on the investment performance of the Eligible Portfolios and may be reduced to zero.


     Annuity Options - The Annuitant may receive Annuity Payments on a completely variable basis, a completely fixed basis, or a combination variable and fixed basis. If no election is made, a completely Variable Annuity for life with payments for 120 months certain will automatically apply. See "Variable Annuity Payments," page 11.

For Contracts issued after April 30, 1991, and before April 30, 1992:


     Annuity Options - The Annuitant may receive Annuity Payments on a completely variable basis, a completely fixed basis, or a combination variable and fixed basis. If no election is made, an annuity in such form and allocation by percentage as the Owner's selected investment base, for Life with Payments for 120 Months Certain will automatically apply. See "Variable Annuity Payments," page 11.

For Contracts issued after April 30, 1992 and before February 15, 1995:

     Death Benefits - The Death Benefit will be the Contract Value without enhancements and dependent entirely on the investment performance of the eligible portfolios.

     Contingent Deferred Sales Charges - Contingent Deferred Sales Charges will apply to withdrawals from the Contract Value based on the time elapsed since the Purchase Payment.

                          CHARGES AND OTHER DEDUCTIONS
                          ----------------------------

Contract Maintenance Charge
---------------------------

     Record keeping and operations functions are performed by and are the responsibility of the Company. These functions include, but are not limited to: billing and collecting Purchase Payments, record keeping, processing death claims, processing surrenders and withdrawals, processing policy changes, preparing proxy statements, calculating Accumulation Unit values, and issuing reports to Owners and regulatory agencies. The Contract Maintenance Charge is designed to reimburse the Company for the expenses of performing these maintenance  functions.  The  expenses  of the  Manager  of the Fund  (Composite
Research & Management Co.) and the Fund's administrator (Murphey Favre Securities Services, Inc.), are neither added to nor deducted from the Contract Maintenance Charge.

     As an alternative to performing record keeping and operations functions, the Company may secure similar services from other sources. At the Company's sole discretion, these services will be purchased on a basis which affords the best service at the lowest cost. The Company reserves the right to select a purveyor of services which it deems best able to perform these services in a satisfactory manner, even though the costs for these services may be higher than would prevail elsewhere. The Company may also elect to perform all or any part of the maintenance services directly or through a subsidiary or an affiliate.

Premium Taxes
-------------

     Applicable premium tax rates on Purchase Payments depend on the Contract Owner's state of residence, and the insurance laws and status of the Company in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations or judicial acts.

Tax Reserves
------------

     Currently, the Company does not establish capital gains tax reserves for the Sub-Account, nor deduct charges for tax reserves because the Company believes that capital gains attributable to the Variable Account will not be taxable. However, the Company reserves the right to establish tax reserves for potential taxes on realized or unrealized capital gains. If such reserves are established, then Sub-Account Values would be reduced to reflect deductions for maintaining any such reserves.

                                ANNUITY PAYMENTS
                                ----------------


Legal Developments Regarding Annuity Tables
-------------------------------------------

     On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that annuity benefits provided by employers' retirement and fringe benefit plans may not vary on the basis of sex. The Norris decision expressly applies only to employment practices, not to insurance or annuity practices. However, it is unclear at this time which employment benefit plans may be subject to Norris. The Contracts offered by this prospectus contain life annuity tables that provide for different benefit payments to men and women of the same age. Nevertheless, in accordance with Norris, in certain employment related situations, annuity tables that do not vary on the basis of sex may be used. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan, consideration should be given, in consultation with legal counsel, to the impact of Norris on any such plan before making any contributions under these Contracts.

     In addition, legislation has been introduced in Congress and some states, which, if enacted, could require the use of tables that do not vary on the basis of sex for some or all annuity contracts.


Variable Annuity Payments
-------------------------

     Note that beginning in 1997, the term "Variable Annuity Income Payments" was changed in this Statement of Additional Information to "Variable Annuity Payments". This new term was determined to be more descriptive. This revision has no effect on the Contract Value or any other material provisions of the Contract.)

     Contracts issued prior to April 30, 1992, may be eligible to receive Variable Annuity Payments. The Contract states which annuity options are available to the contract holder.

     The following information pertains to Variable Annuity Payments:

         Amount of Variable Annuity Payments.
         ------------------------------------

               The amount of the first Annuity Payment is calculated by applying the Contract Value allocated to each Sub-Account, less any premium tax charge deducted at this time, to the Annuity Payment tables in the Contract. The first Variable Annuity Payment is divided by the Sub-Account's then current Annuity Unit Value to determine the number of Annuity Units upon which later Income payments will be based. Variable Annuity Payments after the first will be equal to the sum of the number of Annuity Units determined in this manner for each Sub-Account times the then current Annuity Unit Value for each respective Sub-Account.

               The value of an Annuity Unit in each Sub-Account of the Variable Account was initially set at $100. Annuity Units in each Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the Eligible Portfolios in which the Sub-Account invests. The value of the Annuity Unit for each Sub-Account at the end of any Valuation Period is calculated by: (a) multiplying the prior value by the Sub-Account's Net Investment Factor during the period; and then
               (b) dividing the product by the sum of 1.0 plus the assumed investment rate for the period. The assumed investment rate adjusts for the interest rate assumed in the annuity table used to determine the dollar amount of the first Variable Annuity Income Payment, and is an effective annual yield of 4.0%.

               Currently, the amount of the first Annuity Payment paid under an Annuity Option is determined using 4% interest and the 1983 Table a for Individual Annuity Valuation. Due to judicial or legislative developments regarding the use of tables which do not differentiate on the basis of sex, in some cases a different annuity table may be used.

     After the Annuity Date, transfers from a Sub-Account may not be made until six months after that date, and may be made thereafter only once in any six month period. No transfers may be made from the Fixed Account after the Annuity Date.

     After the Annuity Date, persons receiving Variable Annuity Payments have a voting interest. The votes decrease as Annuity Payments are made and as the reserves for the Contract decrease. That person's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Eligible Portfolio.

     No transfers may be made for six months after the Annuity Date and may be made thereafter only once in any six month period. Amounts used to purchase a fixed annuity may not later be transferred to a variable annuity.

     The amount of Variable Annuity Payments depends upon the investment experience of the Eligible Portfolios selected by the Contract Owner, any premium taxes, the age (and possibly sex) of the Annuitant, and the Annuity Option chosen. The Company guarantees that the Annuity Payments will not be affected by (1) actual mortality experience and (2) amount of the Company's administration expenses.

     The Annuity Payments may be more or less than total Purchase Payments made because (a) Variable Annuity Payments vary with the investment results of the underlying Portfolios, (b) the Contract Owner bears the investment risk, and (c) Annuitants may die before the actuarially predicted date of death. As such, the amount of Annuity Payments cannot be predicted.

     If the actual net investment experience is less than the assumed investment rate, then the dollar amount of Variable Annuity Payments will decrease. The dollar amount of Variable Annuity Payments will stay level if the net investment experience equals the assumed investment rate and the dollar amount of the Annuity Payments will increase if the net investment experience exceeds the assumed investment rate.

     For Variable Annuities, after payments begin, the Contract may be surrendered at any time for the commuted value of remaining payments. The commuted value shall be calculated using the same interest rate as was used to determine the amount of the monthly payments.

     If ANNUITY OPTION 3 - PAYMENTS FOR A SPECIFIED PERIOD is selected for a Variable Annuity, the Mortality and Expense Risk Charge will apply, even though the Company would no longer be assuming any mortality risk under this Contract.


     For Variable Annuity Payments, in general, the taxable portion of each Annuity Payment (prior to recovery of the investment in the contract) is determined by a formula which establishes the specific dollar amount of each Annuity Payment that is not taxed. This dollar amount is determined by dividing the "investment in the contract" by the total number of expected Annuity Payments.

Proof of Survival
-----------------


     If an Annuity Option which depends on one or more persons being alive on a payment date is elected, satisfactory proof of survival may be required before any Annuity Payments or death benefits will be paid.

                                GENERAL MATTERS
                                ---------------
Incontestability
----------------

     The Contract will not be contested after it is issued.

Settlements
-----------

     The Contract must be returned to the Company prior to any settlement. Due proof of death must be received prior to settlement of a death claim.

Safekeeping of the Variable Account's Assets
--------------------------------------------

     The Company holds title to the assets of the Variable Account. The assets are kept physically segregated and held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Portfolio shares held by each of the Sub-Accounts.


     Neither the Composite Deferred Series, Inc. nor the Scudder Variable Life Investment Fund issue certificates and, therefore, the Company holds the Account's assets in open account in lieu of stock certificates.


Independent Auditors
--------------------


     The financial statements of the WM Life Deferred Variable Annuity Account of WM Life Insurance Company as of December 31, 1996, and for the years ended December 31, 1996, and 1995, and the consolidated financial statements of WM Life Insurance Company and subsidiary as of December 31, 1996, and 1995, and for each of the three years in the period ended December 31, 1996, included herein, have been audited by Deloitte & Touche LLP, independent auditors, as stated in their reports appearing elsewhere herein, and have been so included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

Legal Matters
-------------

     Messrs. Sutherland, Asbill & Brennan, L.L.P., Washington, DC, have provided legal advice regarding certain matters relating to the federal securities laws and have passed upon certain other legal matters relating to the validity of the Contracts.

                              FEDERAL TAX MATTERS
                              -------------------


     The ultimate effect of federal income taxes on the Contract Value, on Annuity Payments, and on the economic benefit to the Contract Owner, the Annuitant, or the Beneficiary depends on the type of retirement plan for which the Contract is purchased, on the tax and employment status of the individual concerned, and on the Company's tax status. THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. Any person concerned about these tax implications should consult a competent tax adviser. This discussion is based upon the Company's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of these present federal income tax laws or of the current interpretations by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws.


Taxation of WM Life Insurance Company
-------------------------------------

     The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, the Company believes that the Variable Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract.

     Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Variable Account, then the Company may impose a charge against the Variable Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

Tax Status of the Contracts
---------------------------

     Section 817(h) of the Code provides that a variable annuity based on a separate account (such as the Contracts) will not qualify as an annuity contract under section 72 of the Code unless the investments of the separate account are "adequately diversified" in accordance with Treasury regulations. The Variable Account, through the Funds, intends to comply with the diversification requirements prescribed by the Treasury in Treas. Reg. 1.817-5 which affect how the Funds' assets may be invested.


     Although the Composite Fund's investment adviser and the Company are direct subsidiaries of Washington Mutual Inc., the Company does not have control over the Composite Fund or its investments. However, the Company believes that the Composite Fund will meet the diversification requirements.


     In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control for the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets."

     The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that owners were not owners of separate account assets. For example, the Owner has additional flexibility in allocating premium payments and account values. These differences could result in an Owner being treated as the owner of a pro rata portion of the assets of the Variable Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department might issue in the future. The Company, therefore, reserves the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner of a pro rata share of the assets of the Variable Account.

     Federal tax laws also require that annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of the contract holder. The Company believes that because of the Required Distribution provision of the Contracts (see "Required Distributions" above), it has complied with the federal tax laws, and the Contracts will qualify as annuities under section 72 of the Internal Revenue Code. The sales representative may use sales literature which contains charts or other illustrations demonstrating the effects of tax-deferral applicable to the contract.

Qualified Plans
---------------

     The Contract is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including certain lump sum distributions). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules, aggregate distributions in excess of a specified annual amount, and in certain other circumstances. Therefore, the Company makes no attempt to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners and participants under Qualified Plans, as well as Annuitants and Beneficiaries, are cautioned that the right of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Those purchasing Contracts for use with any Qualified Plan should seek competent advice regarding the suitability of the Contract therefore. The Contracts cannot be used for Section 403(b) plans.

     (a) H.R. 10 Plans. The Self-Employed Individuals Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals to establish Qualified Plans for themselves and their employees. These plans are limited by law to maximum permissible contributions, distribution dates, and nonforfeitability of interests. In order to establish such a plan, a plan document, usually in a form approved in advance by the Internal Revenue Service, is adopted and implemented by the employer.

     (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity." Individual Retirement Annuities are subject to limitations on the amount which may be contributed, and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed into an Individual Retirement Annuity on a tax deferred basis. The Internal Revenue Service has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.

     (c) Corporate Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contracts to provide benefits under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

     (d) Certain Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a Qualified Plan as that term is normally used, provides for certain Deferred Compensation Plans with respect to service for state governments, local governments and political subdivisions, agencies, instrumentalities and certain affiliates of such entities and certain tax exempt organizations which enjoy special treatment. The Contracts can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. All such investments are owned by, and subject to, the claims of general creditors of the sponsoring employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations. In general, all amounts received under a section 457 plan are taxable.

     Other  restrictions  with  respect  to  the  election,   commencement,   or
distribution of benefits may apply under Qualified Contracts or under the terms of the plans in respect of which Qualified Contracts are issued.

                                  VOTING RIGHTS
                                  -------------

     The number of votes which a person has the right to instruct will be calculated separately for each Sub-Account. That number will be determined by applying his/her percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to the Sub-Account.


     The number of votes of the Portfolio which a Contract Owner has a right to instruct will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of either of the Funds. Voting instructions will be solicited by written communication prior to such meeting, in accordance with procedures established by the Fund. The Company reserves the right to vote Eligible Shares in its own right, if subsequently permitted by the Investment Company Act of 1940, its regulations or interpretations thereof. The Company may control a majority of the Eligible Shares through its ownership of seed money used to establish the Fund. As of December 31, 1996, the Company did not have control in excess of 10% in any of the Sub-Accounts.

     Fund shares, as to which no timely instructions are received, will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub- Account. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

     Each person having a voting interest in a Sub-Account will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                              FINANCIAL STATEMENTS
                              --------------------

     The financial statements of the Company, which are included in this Statement of Additional Information, should be considered as bearing only the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Variable Account.